________________________________________________________________________________


                                The CarolinasFund

________________________________________________________________________________


                 a series of the Nottingham Investment Trust II






                               Annual Report 2000


                         FOR THE YEAR ENDED FEBRUARY 29






                               INVESTMENT ADVISOR
                          Morehead Capital Advisors LLC
                               1712 East Boulevard
                               Charlotte, NC 28203



                                The CarolinasFund
                           107 North Washington Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863

                                THE CAROLINASFUND
                        105 N. Washington St. PO Box 4365
                              Rocky Mount, NC 27803
                       Phone 800.773.3863 Fax 252.972.1908


Dear CarolinasFund Shareholder;

As previously announced, the management and board of the CarolinasFund have determined that liquidation of the CarolinasFund is the most prudent course of action moving forward. Shareholders of the CarolinasFund have received instructions on the redemption of accounts and transfer options.

Since the inception of The CarolinasFund on January 1, 1995, the North Carolina and South Carolina economies have continued to prosper; however, the equity markets have not favored the small to mid-cap companies, which make up the majority of our portfolio holdings.

This phenomenon was evident in the performance of our benchmark, The Russell 2000 during this time period. During this five-year period, the Russell 2000 only outperformed the Dow once, in calendar year 1997. It should be noted that The CarolinasFund outpaced the Russell 2000, the Dow, and the NASDAQ that year, which was our best in terms of absolute and relative performance.

The Dow and The S&P are dominated by relatively few large and super-large cap stocks, which have continued to advance at an unprecedented pace during this extended Bull Market. With only fleeting periods of out-performance, small and mid-cap stocks simply have not participated in the market's meteoric upswing.

Additionally, with nearly one-third of our portfolio concentrated in NC/SC financial stocks, our performance lagged the broad market indices, particularly recently when interest rate and profitability concerns have penalized this sector severely. The Fund's lack of investment success translated into an inability to attract new assets, the result of which has been an asset base, which is insufficient to cover the fixed operating costs of the fund.

Since the fund's inception, the management group has subsidized the operating costs to limit the expenses charged to shareholders. In spite of repeated and continuous efforts, the asset base simply has not increased, leaving the prospect of an unlimited stream of future subsidies to the CarolinasFund.

Management of the CarolinasFund appreciates your loyalty and support over the course of your investment in the fund, and regrets that this venture was not able to continue longer into our region's future or into a market which would favor the small to mid-cap stocks, which populate this area.

                               The CarolinasFund
                              INSTITUTIONAL SHARES

                    Performance Update - $10,000 Investment

                 For the period from May 22, 1995 (Commencement
                       of Operations) to February 29, 2000


[Line Graph Here]:
--------------------------------------------------------------------------------
                     Institutional          S&P 500           Russell 2000
                         Shares        Total Return Index        Index
--------------------------------------------------------------------------------
      5/22/95           $10,000             $10,000             $10,000
      5/31/95            10,064              10,193               9,956
      8/31/95            11,125              10,802              11,286
     11/30/95            11,284              11,710              11,449
      2/29/96            11,768              12,457              12,098
      5/31/96            12,330              13,091              13,523
      8/31/96            11,843              12,825              12,527
     11/30/96            12,480              14,933              13,340
      2/28/97            12,687              15,716              13,616
      5/31/97            12,949              16,942              14,460
      8/31/97            14,307              18,039              16,134
     11/30/97            15,159              19,243              16,429
      2/28/98            16,695              21,217              17,705
      5/31/98            16,844              22,141              17,555
      8/31/98            14,092              19,499              13,033
     11/30/98            16,273              23,796              15,389
      2/28/99            15,582              25,405              15,228
      5/31/99            16,441              26,796              17,095
      8/31/99            15,225              27,264              16,731
     11/30/99            14,590              28,768              17,826
      2/29/00            14,754              28,384              22,745


This graph depicts the performance of The CarolinasFund Institutional Shares versus the Russell 2000 Index and the S&P 500 Total Return Index. It is important to note that The CarolinasFund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


Average Annual Total Returns

-----------------------------------------------------------------
       One Year            Three Years        Since Inception
-----------------------------------------------------------------
        (5.31)%               5.15%                 8.50%
-----------------------------------------------------------------


The graph assumes an initial $10,000 investment at May 22, 1995. All dividends and distributions are reinvested.

At February 29, 2000, the Institutional Shares of The CarolinasFund would have grown to $14,754 - total investment return of 47.54% since May 22, 1995.

At February 29, 2000, a similar investment in the Russell 2000 Index would have grown to $22,745 - total investment return of 127.45%; and the S&P 500 Total Return Index would have grown to $28,384 - total investment return of 183.84% since May 22, 1995.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                               The CarolinasFund
                                INVESTOR SHARES

                    Performance Update - $10,000 Investment

                For the period from January 3, 1995 (Commencement
                       of Operations) to February 29, 2000


[Line Graph Here]:
--------------------------------------------------------------------------------
                      Investor            S&P 500          Russell 2000
                       Shares        Total Return Index       Index
--------------------------------------------------------------------------------
  01/03/1995          9,650.00           10,000.00          10,000.00
  02/28/1995         10,171.00           10,663.00          10,377.00
  05/31/1995         10,432.00           11,752.00          10,942.00
  08/31/1995         11,516.00           12,455.00          12,404.00
  11/30/1995         11,671.00           13,502.00          12,583.00
  02/29/1996         12,066.00           14,362.00          13,297.00
  05/31/1996         12,628.00           15,094.00          14,863.00
  08/31/1996         12,124.00           14,788.00          13,769.00
  11/30/1996         12,764.00           17,217.00          14,661.00
  02/28/1997         12,959.00           18,120.00          14,964.00
  05/31/1997         13,202.00           19,534.00          15,892.00
  08/31/1997         14,579.00           20,799.00          17,732.00
  11/30/1997         15,423.00           22,187.00          18,057.00
  02/28/1998         16,956.00           24,463.00          19,459.00
  05/31/1998         17,092.00           25,528.00          19,294.00
  08/31/1998         14,288.00           22,482.00          14,324.00
  11/30/1998         16,481.00           27,436.00          16,914.00
  02/28/1999         15,750.00           29,291.00          16,736.00
  05/31/1999         16,607.00           30,896.00          18,789.00
  08/31/1999         15,380.00           31,436.00          18,388.00
  11/30/1999         14,720.00           33,169.00          19,592.00
  02/29/2000         14,895.00           32,727.00          24,999.00


This graph depicts the performance of The CarolinasFund Investor Shares versus the Russell 2000 Index and the S&P 500 Total Return Index. It is important to note that The CarolinasFund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


Average Annual Total Returns

-----------------------------------------------------------------------------
                             One Year        Five Years     Since Inception
-----------------------------------------------------------------------------
      No Sales Load           (5.43)%           7.92%            8.78%
-----------------------------------------------------------------------------
  with 3.50% Sales Load       (8.74)%           7.15%            8.03%
-----------------------------------------------------------------------------

The graph assumes an initial $10,000 investment at January 3, 1995 ($9,650 after maximum sales load of 3.50%). All dividends and distributions are reinvested.

At February 29, 2000, the Investor Shares of The CarolinasFund would have grown to $14,895 - total investment return of 48.95% since January 3, 1995. Without the deduction of the 3.50% maximum sales load, the Investor Shares of The CarolinasFund would have grown to $15,436 - total investment return of 54.36% since January 3, 1995. The sales load may be reduced or eliminated for larger purchases.

At February 29, 2000, a similar investment in the Russell 2000 Index would have grown to $24,999 - total investment return of 149.99%; and the S&P 500 Total Return Index would have grown to $32,727 - total investment return of 227.27%, since January 3, 1995.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                          The CarolinasFund

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 29, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 94.76%

       Beverages - 1.33%
            Coca-Cola Bottling Co. ...................................................                    600               $ 30,281
                                                                                                                            --------

       Building Materials - 2.52%
            Lowe's Companies, Inc. ...................................................                  1,200                 57,300
                                                                                                                            --------

       Computer Software & Services - 0.69%
         (a)Policy Management Systems Corporation ....................................                  1,775                 15,753
                                                                                                                            --------

       Diversified Operations - 2.29%
            Ruddick Corporation ......................................................                  3,900                 52,163
                                                                                                                            --------

       Electrical Equipment - 7.48%
            Duke Energy Corporation ..................................................                  1,550                 75,078
         (a)KEMET Corporation ........................................................                  1,550                 95,228
                                                                                                                            --------
                                                                                                                             170,306
                                                                                                                            --------
       Electronics - 4.25%
            AVX Corporation ..........................................................                  1,525                 96,837
                                                                                                                            --------

       Electronics - Semiconductor - 9.08%
         (a)Cree, Inc. ...............................................................                  1,100                206,663
                                                                                                                            --------

       Entertainment - 2.26%
         (a)Speedway Motorsports, Inc. ...............................................                  1,680                 51,555
                                                                                                                            --------

       Financial - Banks, Commercial - 21.09%
            Bank of America Corporation ..............................................                  1,500                 69,094
            BB&T Corporation .........................................................                  2,774                 64,484
            Carolina First Corporation ...............................................                  1,800                 28,575
            Centura Banks, Inc. ......................................................                  2,260                 80,371
            CCB Financial Corporation ................................................                  1,440                 53,370
            First Citizens BancShares, Inc. ..........................................                    675                 43,538
            First Charter Corporation ................................................                  2,100                 28,613
            First Union Corporation ..................................................                  2,000                 59,000
            Wachovia Corporation .....................................................                    925                 52,898
                                                                                                                            --------
                                                                                                                             479,943
                                                                                                                            --------
       Financial Services - 0.44%
            Resource Bancshares Mortgage Group, Inc. .................................                  2,745                 10,122
                                                                                                                            --------

       Forest Products & Paper - 3.24%
            Bowater Incorporated .....................................................                  1,500                 73,781
                                                                                                                            --------


                                                                                                                         (Continued)

                                                          The CarolinasFund

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 29, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------



COMMON STOCKS - (Continued)

       Industrial Materials - Specialty - 2.49%
            Martin Marietta Materials, Inc. ......................................                    1,600                 $ 56,800
                                                                                                                            --------

       Insurance - Life & Health - 4.17%
            Jefferson-Pilot Corporation ..........................................                      975                   50,639
            The Liberty Corporation ..............................................                    1,320                   44,385
                                                                                                                            --------
                                                                                                                              95,024
                                                                                                                            --------
       Iron & Steel - 3.16%
            Nucor Corporation ....................................................                    1,450                   71,956
                                                                                                                            --------

       Machine - Diversified - 2.02%
            United Dominion Industries Limited ...................................                    2,500                   46,094
                                                                                                                            --------

       Manufactured Housing - 0.60%
            Oakwood Homes Corporation ............................................                    5,200                   13,650
                                                                                                                            --------

       Packaging & Containers - 2.21%
            Sonoco Products Company ..............................................                    2,728                   50,298
                                                                                                                            --------

       Real Estate Investment Trust - 1.92%
            Summit Properties Inc. ...............................................                    2,300                   43,700
                                                                                                                            --------

       Restaurants & Food Service - 2.10%
         (a)Ryan's Family Steak Houses, Inc. .....................................                    5,000                   47,813
                                                                                                                            --------

       Retail - General Merchandise - 2.40%
            Family Dollar Stores, Inc. ...........................................                    3,150                   54,731
                                                                                                                            --------

       Telecommunications Equipment - 5.04%
         (a)RF Micro Devices, Inc. ...............................................                      830                  114,799
                                                                                                                            --------

       Textiles - 3.71%
            Collins & Aikman Corporation .........................................                    4,000                   20,250
            Springs Industries, Inc. .............................................                      900                   31,894
         (a)Unifi, Inc. ..........................................................                    3,350                   32,034
                                                                                                                            --------
                                                                                                                              84,178
                                                                                                                            --------
       Utilities - Electric - 7.94%
            Carolina Power & Light Company .......................................                    2,000                   59,375
            SCANA Corporation ....................................................                    5,099                  121,420
                                                                                                                            --------
                                                                                                                             180,795
                                                                                                                            --------



                                                                                                                         (Continued)

                                                          The CarolinasFund

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 29, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------


COMMON STOCKS - (Continued)

       Utilities - Gas - 2.33%
            Piedmont Natural Gas Company, Inc. .........................................                 2,150           $   53,078
                                                                                                                         ----------

            Total Common Stocks (Cost $1,882,477) ......................................                                  2,157,620
                                                                                                                         ----------

INVESTMENT COMPANIES - 5.98%

       Evergreen Money Market Institutional Money
            Market Fund Institutional Service Shares ...................................               100,129              100,129
       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares ...................................                35,914               35,914
            (Cost $136,043)                                                                                              ----------
                                                                                                                            136,043
                                                                                                                         ----------

Total Value of Investments (Cost $2,018,520 (b)) .......................................                100.74 %         $2,293,663
Liabilities in Excess of Other Assets ..................................................                 (0.74)%            (16,905)
                                                                                                        ------           ----------
       Net Assets ......................................................................                100.00 %         $2,276,758
                                                                                                        ======           ==========

       (a)  Non-income producing investment.

       (b) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is a follows:


                    Unrealized appreciation ............................................                                  $ 585,427
                    Unrealized depreciation ............................................                                   (310,284)
                                                                                                                          ---------

                         Net unrealized appreciation ...................................                                  $ 275,143
                                                                                                                          =========







See accompanying notes to financial statements

                                                     The CarolinasFund

                                            STATEMENT OF ASSETS AND LIABILITIES

                                                     February 29, 2000


ASSETS
      Investments, at value (cost $2,018,520) .................................................................         $ 2,293,663
      Income receivable .......................................................................................               5,203
      Other assets ............................................................................................                 384
                                                                                                                        -----------

           Total assets .......................................................................................           2,299,250
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ........................................................................................              22,492
                                                                                                                        -----------

NET ASSETS ....................................................................................................         $ 2,276,758
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .........................................................................................         $ 2,042,101
      Undistributed net investment income .....................................................................               1,827
      Accumulated net realized loss on investments ............................................................             (42,313)
      Net unrealized appreciation on investments ..............................................................             275,143
                                                                                                                        -----------
                                                                                                                        $ 2,276,758
                                                                                                                        ===========

INSTITUTIONAL CLASS
      Net asset value, offering and redemption price per share ($1,025,706 / 82,124 shares) ...................         $     12.49
                                                                                                                        ===========

INVESTOR CLASS
      Net asset value, offering and redemption price per share ($1,251,052 / 103,408 shares) ..................         $     12.10
                                                                                                                        ===========
      Maximum offering price per share (100 - 96.5 of $12.10) .................................................         $     12.54
                                                                                                                        ===========

























See accompanying notes to financial statements

                                                          The CarolinasFund

                                                       STATEMENT OF OPERATIONS

                                                    Year ended February 29, 2000



INVESTMENT INCOME

      Income
           Dividends .........................................................................................            $  74,948
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) .................................................................               31,002
           Fund administration fees (note 2) .................................................................                5,428
           Distribution and service fees - Investor class (note 3) ...........................................               10,117
           Custody fees ......................................................................................                3,267
           Registration and filing administration fees (note 2) ..............................................                3,689
           Fund accounting fees (note 2) .....................................................................               33,000
           Audit fees ........................................................................................               11,703
           Legal fees ........................................................................................                6,631
           Securities pricing fees ...........................................................................                3,512
           Shareholder recordkeeping fees ....................................................................                3,000
           Other accounting fees (note 2) ....................................................................                8,585
           Shareholder servicing expenses ....................................................................                4,200
           Registration and filing expenses ..................................................................                5,000
           Printing expenses .................................................................................                3,052
           Amortization of deferred organization expenses ....................................................                7,769
           Trustee fees and meeting expenses .................................................................                3,854
           Other operating expenses ..........................................................................                4,087
                                                                                                                          ---------

               Total expenses ................................................................................              147,896
                                                                                                                          ---------

               Less:
                    Expense reimbursements (note 2) ..........................................................              (17,066)
                    Investment advisory fees waived (note 2) .................................................              (31,002)
                    Fund administration fees waived (note 2) .................................................               (3,831)
                    Distribution and service fees waived - Investor Class (note 3) ...........................               (2,689)
                    Fund accounting fees waived (note 2) .....................................................              (15,977)
                    Shareholder recordkeeping fees waived (note 2) ...........................................                 (750)
                    Other accounting fees waived (note 2) ....................................................               (6,949)
                                                                                                                          ---------

               Net expenses ..................................................................................               69,632
                                                                                                                          ---------

                    Net investment income ....................................................................                5,316
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

      Net realized gain from investment transactions .........................................................                  643
      Decrease in unrealized appreciation on investments .....................................................             (162,217)
                                                                                                                          ---------

           Net realized and unrealized loss on investments ...................................................             (161,574)
                                                                                                                          ---------

               Net decrease in net assets resulting from operations ..........................................            $(156,258)
                                                                                                                          =========


See accompanying notes to financial statements

                                                          The CarolinasFund

                                                 STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year ended           Year ended
                                                                                              February 29,         February 28,
                                                                                                 2000                 1999
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS

     Operations
         Net investment income (loss)                                                   $            5,316   $            (4,018)
         Net realized gain from investment transactions                                                643               864,496
         Decrease in unrealized appreciation on investments                                       (162,217)           (1,206,312)
                                                                                            ---------------    ------------------
              Net decrease in net assets resulting from operations                                (156,258)             (345,834)
                                                                                            ---------------    ------------------

     Distributions to shareholders from
         Net investment income                                                                      (3,489)                    0
         Net realized gain from investment transactions                                           (165,638)             (692,322)
                                                                                            ---------------    ------------------
              Decrease in net assets resulting from distributions                                 (169,127)             (692,322)
                                                                                            ---------------    ------------------

     Capital share transactions
         Decrease in net assets resulting from capital share transactions (a)                   (1,125,289)             (531,597)
                                                                                            ---------------    ------------------

                Total decrease in net assets                                                    (1,450,674)           (1,569,753)

NET ASSETS
     Beginning of year                                                                           3,727,432             5,297,185
                                                                                            ---------------    ------------------

     End of year(including undistributed net investment income                            $      2,276,758   $         3,727,432
           of $1,827 at February 29, 2000)                                                  ===============    ==================


(a) A summary of capital share activity follows:

                                                --------------------------------------------------------------------------------
                                                           Year ended                                Year ended
                                                        February 29, 2000                        February 28, 1999

                                                     Shares              Value               Shares               Value
                                                --------------------------------------------------------------------------------
------------------------------------------------
                 INSTITUTIONAL CLASS
------------------------------------------------
Shares sold                                               2,224  $            31,925             7,615   $           127,042
Shares issued for reinvestment of distributions           4,656               58,275            13,319               197,642
Shares redeemed                                          (1,244)             (17,275)          (10,198)             (154,777)
                                                ----------------   ------------------   ---------------    ------------------

     Net  increase                                        5,636  $            72,925            10,736   $           169,907
                                                ================   ==================   ===============    ==================

------------------------------------------------
                    INVESTOR CLASS
------------------------------------------------
Shares sold                                               1,304  $            17,518            39,215   $           686,284
Shares issued for reinvestment of distributions           8,861              107,044            34,155               493,202
Shares redeemed                                        (101,837)          (1,322,776)         (114,228)           (1,880,990)
                                                ----------------   ------------------   ---------------    ------------------

     Net decrease                                       (91,672) $        (1,198,214)          (40,858)  $          (701,504)
                                                ================   ==================   ===============    ==================

------------------------------------------------
                     FUND SUMMARY
------------------------------------------------
Shares sold                                               3,528  $            49,443            46,830   $           813,326
Shares issued for reinvestment of distributions          13,517              165,319            47,474               690,844
Shares redeemed                                        (103,081)          (1,340,051)         (124,426)           (2,035,767)
                                                ----------------   ------------------   ---------------    ------------------

     Net decrease                                       (86,036) $        (1,125,289)          (30,122)  $          (531,597)
                                                ================   ==================   ===============    ==================

See accompanying notes to financial statements

                                                          The CarolinasFund

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                         INSTITUTIONAL CLASS


------------------------------------------------------------------------------------------------------------------------------------
                                                            Year ended      Year ended    Year ended    Year ended     Year ended
                                                            February 29,    February 28,  February 28,  February 28,   February 29,
                                                            2000            1999          1998          1997           1996
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year                              $14.01          $17.83        $13.55         $12.57        $10.72
      (Loss) income from investment operations
         Net investment income                                    0.06            0.05          0.05           0.01          0.02
         Net realized and unrealized (loss)
             gain on investments                                 (0.78)          (1.08)         4.23           0.97          1.88
                                                            -----------     -----------   -----------   ------------   -----------
             Total from investment operations                    (0.72)          (1.03)         4.28           0.98          1.90
                                                            -----------     -----------   -----------   ------------   -----------

      Distributions to shareholders from
         Net investment income                                   (0.04)           0.00          0.00           0.00         (0.02)
         Net realized gain from investment transactions          (0.76)          (2.79)         0.00           0.00         (0.03)
                                                            -----------     -----------   -----------   ------------   -----------
             Total distributions                                 (0.80)          (2.79)         0.00           0.00         (0.05)
                                                            -----------     -----------   -----------   ------------   -----------

Net asset value, end of year                                    $12.49          $14.01        $17.83         $13.55        $12.57
                                                            ===========     ===========   ===========   ============   ===========

Total return                                                     (5.31)%         (6.66)%       31.59 %         7.81 %       17.68 %
                                                            ===========     ===========   ===========   ============   ===========

Ratios/supplemental data
      Net assets, end of year                               $1,025,706      $1,071,567    $1,172,074       $735,087       $24,576
                                                            ===========     ===========   ===========   ============   ===========

      Ratio of expenses to average net assets
         Before expense reimbursements and waived fees            4.47 %          3.75 %        3.61 %         4.85 %        8.40 %
         After expense reimbursements and waived fees             2.00 %          1.75 %        1.75 %         1.73 %        1.69 %

      Ratio of net investment income (loss) to average net assets
         Before expense reimbursements and waived fees           (2.04)%         (1.67)%          -              -          (6.07)%
         After expense reimbursements and waived fees             0.43 %          0.33 %        0.36 %         0.22 %        0.64 %

      Portfolio turnover rate                                     8.96 %         22.24 %        7.00 %         5.00 %       16.00 %




See accompanying notes to financial statements                                                                           (Continued)

                                                          The CarolinasFund

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                           INVESTOR CLASS


------------------------------------------------------------------------------------------------------------------------------------
                                                         Year ended      Year ended      Year ended      Year ended    Year ended
                                                         February 29,    February 28,    February 28,    February 28,  February 29,
                                                         2000            1999            1998            1997          1996
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year                            $13.61          $17.48          $13.36         $12.44         $10.54
      Income (loss) from investment operations
         Net investment income (loss)                           0.00           (0.04)          (0.02)         (0.02)          0.01
         Net realized and unrealized (loss)
             gain on investments                               (0.75)          (1.04)           4.14           0.94           1.95
                                                         ------------    ------------    ------------    -----------   ------------
             Total from investment operations                  (0.75)          (1.08)           4.12           0.92           1.96
                                                         ------------    ------------    ------------    -----------   ------------

      Distributions to shareholders from
         Net investment income                                 (0.00)           0.00            0.00           0.00          (0.03)
         Net realized gain from investment transactions        (0.76)          (2.79)           0.00           0.00          (0.03)
                                                         ------------    ------------    ------------    -----------   ------------
             Total distributions                               (0.76)          (2.79)           0.00           0.00          (0.06)
                                                         ------------    ------------    ------------    -----------   ------------

Net asset value, end of year                                   12.10          $13.61          $17.48         $13.36         $12.44
                                                         ============    ============    ============    ===========   ============

Total return (a)                                               (5.43)%        (7.11)%          30.84 %         7.41 %        18.59 %
                                                         ============    ============    ============    ===========   ============

Ratios/supplemental data
      Net assets, end of year                             $1,251,052      $2,655,865       $4,125,111    $2,706,214     $1,897,814
                                                         ============    ============    ============    ===========   ============

      Ratio of expenses to average net assets
         Before expense reimbursements and waived fees          4.95 %          4.26 %          4.12 %         5.33 %         9.45 %
         After expense reimbursements and waived fees           2.38 %          2.25 %          2.25 %         2.22 %         2.17 %

      Ratio of net investment income (loss) to average net assets
         Before expense reimbursements and waived fees         (2.53)%         (2.23)%            -              -           (7.21)%
         After expense reimbursements and waived fees           0.04 %         (0.22)%         (0.14)%        (0.20)%         0.06 %

      Portfolio turnover rate                                   8.96 %         22.24 %          7.00 %         5.00 %        16.00 %


(a)      Total return does not reflect payment of a sales charge.

See accompanying notes to financial statements

                                The CarolinasFund

                          NOTES TO FINANCIAL STATEMENTS

                                February 29, 2000



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The CarolinasFund (the "Fund") is a diversified, open-end series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. Prior to July 1, 1998, the Fund was operating as an open-end series of the Maplewood Investment Trust. The Board of Trustees of the Maplewood Investment Trust approved an agreement and plan of reorganization providing for the transfer of all of the assets and liabilities of the CarolinasFund to the New CarolinasFund in exchange for shares of the CarolinasFund. In connection with the reorganization the New CarolinasFund shares were distributed to shareholders in liquidation of the CarolinasFund and the CarolinasFund was terminated. As a result of the reorganization, the Fund assumed the financial history of the predecessor fund.

     For federal income tax purposes, the reorganization qualified as a tax-free reorganization with no tax consequences to the predecessor fund, the Fund, or its shareholders. The holding period and aggregate tax basis of the New CarolinasFund shares received by a shareholder of the CarolinasFund will be the same as the holding period and aggregate tax basis of the shareholder's CarolinasFund shares. The holding period and tax basis of the assets in the hands of the New CarolinasFund as a result of the reorganization will be the holding period and tax basis of those assets in the CarolinasFund's hands immediately prior to the reorganization.

     The investment objective of the Fund is to provide long-term capital growth by investing primarily in common stocks of publicly traded companies headquartered in North and South Carolina. Current income is of secondary importance.

     The Fund has an unlimited number of authorized shares, which are divided into two classes - Institutional and Investor Shares. Each class of shares has equal rights of the assets of the Fund, and the classes of shares are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three and one-half percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.



                                                                     (Continued)

                                The CarolinasFund

                          NOTES TO FINANCIAL STATEMENTS

                                February 29, 2000



          The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

     C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends at least annually on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending February 29.

     E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

     F. Risk Factors - The Fund's concentration in companies headquartered in North and South Carolina generally will tie the performance of the Fund to the economic environment of the two states and the surrounding area. There is no assurance that the demographic and economic characteristics and other factors that the Advisor believes favor companies in North and South Carolina will continue in the future.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Morehead Capital Advisors LLC (the "Advisor"), provides the fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. The Advisor is the same entity serving as investment advisor since the Fund's inception on January 3, 1995. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's first $250 million of average daily net assets and 0.65% of average daily net assets over $250 million.

     The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 2.00% of the average daily net assets of the Fund's Institutional Class and a maximum of 2.50% of the average daily net assets of the Fund's Investor Class. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $31,002 ($0.14 per share) and has reimbursed expenses amounting to $17,066 for the year ended February 29, 2000.



                                                                     (Continued)

                                The CarolinasFund

                          NOTES TO FINANCIAL STATEMENTS

                                February 29, 2000



     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million, 0.125% of the next $50 million, and 0.10% of average daily net assets over $150 million. The Administrator also receives a monthly fee of $2,000 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $4,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived a portion of its fees totaling $27,507 ($0.12 per share) for the year ended February 29, 2000.

     North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

     Capital Investment Group, Inc. (the "Distributor"), serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended February 29, 2000, the Distributor retained sales charges in the amount of $66.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), as amended, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.50% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $10,117 of such expenses under the Plan for the year ended February 29, 2000. The Distributor has waived a portion of its fee amounting to $2,689.






                                                                     (Continued)

                                The CarolinasFund

                          NOTES TO FINANCIAL STATEMENTS

                                February 29, 2000



NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $266,066 and $1,496,359, respectively, for the year ended February 29, 2000.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

     For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term capital gain to its shareholders. Of the $0.76 per share distribution for the year ended February 29, 2000, all should be classified as long-term capital gains. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.


NOTE 6 - OTHER MATTERS

     On March 20, 2000, the Board of Trustees approved a plan to liquidate the Fund. The portfolio was liquidated and the Fund paid final income and capital gain distributions on March 23, 2000. It is the intention of the Advisor and the Administrator for the Fund to distribute all of its assets by May 1, 2000.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of Nottingham Investment  Trust II and  Shareholders of
  The CarolinasFund:

We have audited the accompanying statement of assets and liabilities of The CarolinasFund, including the portfolio of investments, as of February 29, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended February 29, 2000 and February 28, 1999, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of February 29, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The CarolinasFund as of February 29, 2000, the results of its operations for the year ended, and the changes in its net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.





/S/ Deloitte & Touche LLP

Princeton, New Jersey
March 22, 2000